Long-term debt - Additions and payments of equipment financing (Details) - Equipment financing - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Financing obligations, additions	$ 109,531	$ 114,930
Financing obligations, payments	(85,996)	(77,363)
Finance obligations, change in foreign exchange rates	4,741	(2,815)
Finance lease obligations, additions	51,266	30,377
Finance lease obligations, payments	(25,076)	(28,860)
Finance lease obligations, change in foreign exchange rates	696	190
Promissory notes, additions	2,374	0
Promissory notes, payments	(1,937)	(3,286)
Promissory notes, change in foreign exchange rates	0	0
Total equipment financing, additions	163,171	145,307
Total equipment financing, payments	(113,009)	(109,509)
Change in foreign exchange rates	$ 5,437	$ (2,625)